UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q/A

        QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

Investment Company Act File number 811-21791

Name of Fund: Global Income & Currency Fund Inc.

Fund Address: P.O. Box 9011
              Princeton, NJ 08543-9011

Name and address of agent for service: Mitchell M. Cox, Chief Executive Officer,
      Global Income & Currency Fund Inc., 4 World Financial Center, 6th Floor, New York, New York, 10080. Mailing address: P.O. Box 9011, Princeton, NJ 08543-9011

Registrant's telephone number, including area code: (212) 449-8118

Date of fiscal year end: 12/31/2007

Date of reporting period: 01/01/07 -03/31/07

Item 1 - Schedule of Investments

Global Income & Currency Fund Inc.
Schedule of Investments as of March 31, 2007                   (in U.S. dollars)


                                                               Face
                                                             Amount  Short-Term Securities                               Value
-----------------------------------------------------------------------------------------------------------------------------------
Hungary - 11.5%        Foreign Commercial      HUF    2,984,000,000  Hungarian Treasury Bills, 7.651%
                       Paper** - 11.5%                               due 5/23/2007 (b)                                 $ 15,910,122
-----------------------------------------------------------------------------------------------------------------------------------
                                                                     Total Short-Term Securities in Hungary              15,910,122
-----------------------------------------------------------------------------------------------------------------------------------
Mexico - 9.9%          Foreign Commercial      MXN      152,000,000  Mexican Cetes Treasury Bills, 7.481%
                       Paper** - 9.9%                                due 4/19/2007                                       13,711,393
-----------------------------------------------------------------------------------------------------------------------------------
                                                                     Total Short-Term Securities in Mexico               13,711,393
-----------------------------------------------------------------------------------------------------------------------------------
New Zealand - 11.2%    Foreign Commercial      NZD       22,000,000  New Zealand Treasury Bills, 7.199%
                       Paper** - 11.2%                               due 5/30/2007                                       15,532,357
-----------------------------------------------------------------------------------------------------------------------------------
                                                                     Total Short-Term Securities in New Zealand          15,532,357
-----------------------------------------------------------------------------------------------------------------------------------
South Africa - 9.8%    Foreign Commercial      ZAR      100,000,000  South African Treasury Bills, 8.45%
                       Paper** - 9.8%                                due 5/23/2007 (b)                                   13,630,294
                       ------------------------------------------------------------------------------------------------------------
                                                                     Total Short-Term Securities in South Africa         13,630,294
-----------------------------------------------------------------------------------------------------------------------------------
Turkey - 10.4%         Foreign Commercial      TRY        5,000,000  Turkey Government Bonds, 18.24% due 4/18/2007        3,559,730
                       Paper** - 10.4%                   16,000,000  Turkey Treasury Bills, 19.418% due 7/18/2007 (b)    10,907,474
-----------------------------------------------------------------------------------------------------------------------------------
                                                                     Total Short-Term Securities in Turkey               14,467,204
-----------------------------------------------------------------------------------------------------------------------------------
United States - 48.9%  U.S. Government Agency  USD       21,000,000  Federal Farm Credit Banks, 5.25% due 4/30/2007      20,916,210
                       Obligations** - 46.6%             14,800,000  Federal Home Loan Bank System, 5.266%
                                                                     due 4/25/2007                                       14,751,486
                                                         13,000,000  Federal Home Loan Bank System, 5.254%
                                                                     due 5/11/2007 (b)                                   12,927,682
                                                         16,200,000  Freddie Mac, 5.283% due 5/14/2007                   16,103,237
                                                                                                                       ------------
                                                                                                                         64,698,615
-----------------------------------------------------------------------------------------------------------------------------------

                                                             Shares
                                                               Held
-----------------------------------------------------------------------------------------------------------------------------------
                       Mutual Funds - 2.3%                3,177,802  AIM Short-Term Investment Trust-Liquid Assets
                                                                     Portfolio - Institutional Class, 5.286% (a)          3,177,802
-----------------------------------------------------------------------------------------------------------------------------------
                                                                     Total Short-Term Securities in the United States    67,876,417
-----------------------------------------------------------------------------------------------------------------------------------
                                                                     Total Investments (Cost - $140,065,728*) - 101.7%  141,127,787
                                                                     Liabilities in Excess of Other Assets - (1.7%)      (2,321,363)
                                                                                                                       ------------
                                                                     Net Assets - 100.0%                               $138,806,424
                                                                                                                       ============

* The cost and unrealized appreciation (depreciation) of investments as of March 31, 2007, as computed for federal income tax purposes, were as follows:

      Aggregate cost                                              $ 140,402,671
                                                                  =============
      Gross unrealized appreciation                               $     998,195
      Gross unrealized depreciation                                    (273,079)
                                                                  -------------
      Net unrealized appreciation                                 $     725,116
                                                                  =============

** Foreign Commercial Paper and certain U.S. Government Agency Obligations are traded on a discount basis; the interest rates shown reflect the discount rates paid at the time of purchase. Other securities bear interest at the rates shown, payable at fixed dates or upon maturity. The interest rates shown are the rates in effect at March 31, 2007.
(a)   Represents the current yield as of March 31, 2007.
(b) All or portion of security held as collateral in connection with open forward foreign exchange contracts.
o For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets.

Global Income & Currency Fund Inc.
Schedule of Investments as of March 31, 2007                   (in U.S. dollars)

o     Forward foreign exchange contracts as of March 31, 2007 were as follows:

      ---------------------------------------------------------------------------------------------------------------
      Forward Currency                                 Settlement                             Unrealized Appreciation
      Purchased                                           Date                                    (Depreciation)
      ---------------------------------------------------------------------------------------------------------------
      BRL        29,260,000                             June 2007                                 $   215,272
      CAD        15,500,000                            April 2007                                     115,798
      CHF        17,400,000                            April 2007                                       8,232
      COP        15,200,000,000                         June 2007                                     (91,068)
      CZK        299,000,000                           April 2007                                     285,046
      HUF        1,492,000,000                         April 2007                                     (61,697)
      HUF        1,492,000,000                           May 2007                                     152,758
      INR        300,000,000                            June 2007                                          --
      ISK        952,897,500                            June 2007                                     214,913
      MXN        152,000,000                           April 2007                                     (52,262)
      SGD        21,600,000                            April 2007                                      55,253
      TRY        21,000,000                              May 2007                                     243,744
      ZAR        100,000,000                             May 2007                                      74,772
      ---------------------------------------------------------------------------------------------------------------
      Total Unrealized Appreciation on Forward Foreign Exchange Contracts - Net
      (USD Commitment - $155,298,220)                                                             $ 1,160,761
                                                                                                  ===========

o     Forward foreign exchange contracts as of March 31, 2007 were as follows:

      ---------------------------------------------------------------------------------------------------------------
      Forward Currency                                 Settlement                             Unrealized Appreciation
      Sold                                                Date                                    (Depreciation)
      ---------------------------------------------------------------------------------------------------------------
      CAD        15,500,000                            April 2007                                $   (234,811)
      CHF        17,400,000                            April 2007                                    (196,070)
      CHF        17,150,000                             June 2007                                     (95,896)
      CZK        299,000,000                           April 2007                                    (197,422)
      EUR        10,500,000                             June 2007                                    (107,644)
      HUF        2,984,000,000                           May 2007                                    (686,648)
      JPY        1,651,000,000                          June 2007                                       8,656
      MXN        152,000,000                           April 2007                                    (187,750)
      NZD        22,000,000                              May 2007                                    (320,559)
      SEK        99,000,000                             June 2007                                    (125,191)
      SGD        21,600,000                            April 2007                                    (151,697)
      TRY        21,000,000                              May 2007                                    (446,895)
      ZAR        100,000,000                             May 2007                                      25,509
      ---------------------------------------------------------------------------------------------------------------
      Total Unrealized Depreciation on Forward Foreign Exchange Contracts - Net
      (USD Commitment - $184,142,239)                                                            $ (2,716,418)
                                                                                                 ============

Global Income & Currency Fund Inc.
Schedule of Investments as of March 31, 2007                   (in U.S. dollars)

o     Currency Abbreviations:

      BRL    Brazilian Real
      CAD    Canadian Dollar
      CHF    Swiss Franc
      COP    Columbian Peso
      CZK    Czech Republic Koruna
      EUR    Euro
      HUF    Hungary Forint
      INR    Indian Rupee
      ISK    Icelandic Krona
      JPY    Japanese Yen
      MXN    Mexican New Peso
      NZD    Norwegian Krone
      SEK    Swedish Krona
      SGD    Singapore Dollar
      TRY    Turkish Lira
      USD    U.S. Dollar
      ZAR    South African Rand

Item 2 - Controls and Procedures

2(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - As of September 29, 2006, with the conclusion of the combination of Merrill Lynch's asset management business with BlackRock, the registrant was migrated to BlackRock's trading and compliance monitoring systems, and various personnel changes occurred. In conjunction with these business improvements, there were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under Act (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter that has materially affected, or is reasonably likely to affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Global Income & Currency Fund Inc.


By: /s/ Mitchell M. Cox
    -------------------
    Mitchell M. Cox
    Chief Executive Officer
    Global Income & Currency Fund Inc.

Date: May 21, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Mitchell M. Cox
    -------------------
    Mitchell M. Cox
    Chief Executive Officer
    Global Income & Currency Fund Inc.

Date: May 21, 2007


By: /s/ James E. Hillman
    --------------------
    James E. Hillman
    Chief Financial Officer
    Global Income & Currency Fund Inc.

Date: May 21, 2007